Hartford Life Insurance Company Separate Account Two:

333-101923	The Director (Series VIII and VIIIR)
The BB&T Director (Series III and IIIR)
AmSouth Variable Annuity (Series III and IIIR)
The Director Select (Series III and IIIR)
The Director Choice (Series III and IIIR)
The Huntington Director (Series II and IIR)
Fifth Third Director (Series II and IIR)
Wells Fargo Director (Series II and IIR)
Director Ultra
333-105252	Director Epic (Series I and IR)
333-101934	Director Access (Series II and IIR)
Director Choice Access (Series II and IIR)
333-101938	The Director Edge (Series II and IIR)
333-101944	The Director Plus (Series II and IIR)
AmSouth Variable Annuity Plus (Series II and IIR)
The Director Select Plus (Series II and IIR)
333-105253	Director Epic Plus (Series I and IR)
333-101950	The Director Outlook (Series II and IIR)
BB&T Director Outlook (Series II and IIR)
AmSouth Variable Annuity Outlook (Series II and IIR)
Director Select Outlook (Series II and IIR)
Huntington Director Outlook (Series II and IIR)
Classic Director Outlook (Series II and IIR)
Wells Fargo Director Outlook (Series II and IIR)
333-105266	Director Epic Outlook (Series I and IR)
333-69485	The Director (Series VII and VIIR)
The BB&T Director (Series II and IIR)
AmSouth Variable Annuity (Series II and IIR)
The Director Select (Series II and IIR)
The Director Choice (Series II and IIR)
The Director Solution (Series I and IR)
Director Preferred (Series I and IR)
Director Elite (Series I and IR)
The Wachovia Director (Series I and IR)
Fifth Third Director (Series I and IR)
Director Classic (Series I and IR)

333-45301	Director Access (Series I and IR)
Director Choice Access (Series I and IR)
333-66343	The Director Edge (Series I and IR)
333-91925	The Director Plus (Series I and IR)
AmSouth Variable Annuity Plus (Series I and IR)
The Director Select Plus (Series I and IR)
Director Preferred Plus (Series I and IR)
Director Elite Plus (Series I and IR)
The Director Solution Plus (Series I and IR)

333-39612	The Director Outlook (Series I and IR)
BB&T Director Outlook (Series I and IR)
AmSouth Variable Annuity Outlook (Series I and IR)
Director Select Outlook (Series I and IR)
Huntington Director Outlook (Series I and IR)
Director Elite Outlook (Series I and IR)
The Director Solution Outlook (Series I and IR)
Classic Director Outlook (Series I)
333-19605	Director Immediate Variable Annuity
033-73570	The Director (Series VI)
The BB&T Director
AmSouth Variable Annuity
The Director Select
The Director Choice
033-19945	The Director (Series I)
033-06952	The Director (Series II-V)

Hartford Life Insurance Company Separate Account Seven:

333-69475	Director Focus (Series I and IR)

Hartford Life And Annuity Insurance Company Separate Account One:

333-101924	The Director (Series VIII and VIIIR)
Director Preferred (Series II and IIR)
Wells Fargo Director (Series II and IIR)
333-105259	Director Epic (Series I and IR)
333-101935	Director Access (Series II and IIR)
333-101939	The Director Edge (Series II and IIR)
333-101945	The Director Plus (Series II and IIR)
Director Preferred Plus (Series II and IIR)
333-105255	Director Epic Plus (Series I and IR)
333-101951	The Director Outlook (Series II and IIR)
Director Select Outlook (Series II and IIR)
Director Preferred Outlook (Series II and IIR)
Wells Fargo Director Outlook (Series II and IIR)
333-105267	Director Epic Outlook (Series I and IR)
333-69487	The Director (Series VII and VIIR)
The Director Select (Series II and IIR)
The Director Solution (Series I and IR)
Director Preferred (Series I and IR)
Director Elite (Series I and IR)
Wells Fargo Director (Series I and IR)
333-45303	Director Access (Series I and IR)
333-66345	The Director Edge (Series I and IR)
333-91933	The Director Plus (Series I and IR)
The Director Select Plus (Series I and IR)
Director Preferred Plus (Series I and IR)
The Director Solution Plus (Series I and IR)

333-39620	The Director Outlook (Series I and IR)
Director Select Outlook (Series I and IR)
Director Preferred Outlook (Series I and IR)
Director Elite Outlook (Series I and IR)
Wells Fargo Director Outlook (Series I and IR)
The Director Solution Outlook (Series I and IR)
333-95781	Director Vision (Series I and IR)
333-19607	Director Immediate Variable Annuity
033-73568	The Director (Series VI)
The Director Select
033-56790	The Director (Series IV-V)

SUPPLEMENT DATED June 6, 2007 TO THE PROSPECTUS DATED MAY 1, 2007

SUPPLEMENT DATED JUNE 6, 2007 TO YOUR PROSPECTUS

Effective July 27, 2007, the following changes are made to your prospectus:

HARTFORD FOCUS HLS FUND:

Hartford Focus HLS Fund’s name will change to Hartford Fundamental Growth HLS Fund. As a result, all references in the prospectus to “Hartford Focus HLS Fund” are deleted and replaced with “Hartford Fundamental Growth HLS Fund.”

HARTFORD GLOBAL LEADERS HLS FUND:

Hartford Global Leaders HLS Fund’s name will change to Hartford Global Growth HLS Fund. As a result, all references in the prospectus to “Hartford Global Leaders HLS Fund” are deleted and replaced with “Hartford Global Growth HLS Fund.”

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND:

Hartford International Capital Appreciation HLS Fund’s name will change to Hartford International Growth HLS Fund. As a result, all references in the prospectus to “Hartford International Capital Appreciation HLS Fund” are deleted and replaced with “Hartford International Growth HLS Fund.”

Effective July 30, 2007, the following change is made to your prospectus:

HARTFORD CAPITAL APPRECIATION HLS FUND:

Hartford Capital Appreciation HLS Fund will re-open to all investors. All references in the prospectus to the fund being closed are deleted.

This Supplement Should Be Retained With The Prospectus For Future Reference.

HV-6115